Reportable Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Reconciliation of segment information
Reconciliation of net income (loss) to adjusted EBITDA:

	Three months ended June 30, 2017			Six months ended June 30, 2017
($ in thousands)	Pressure Pumping	All Other	Total	Pressure Pumping	All Other	Total
Net income (loss)	$9,633	$(4,712)	$4,921	$1,715	$(21,146)	$(19,431)
Depreciation and amortization	11,596	1,110	12,706	21,591	2,266	23,857
Interest expense	—	650	650	—	5,825	5,825
Income tax expense	—	108	108	—	223	223
Loss/(gain) on disposal of assets	9,681	106	9,787	20,391	(162)	20,229
Stock-based compensation	—	609	609	—	7,978	7,978
Other expense	—	627	627	—	602	602
Other general and administrative expense (1)	—	572	572	—	572	572
Deferred IPO bonus expense	452	224	676	4,586	2,443	7,029
Adjusted EBITDA	$31,362	$(706)	$30,656	$48,283	$(1,399)	$46,884

	Three months ended June 30, 2016			Six months ended June 30, 2016
($ in thousands)	Pressure Pumping	All Other	Total	Pressure Pumping	All Other	Total
Net income (loss)	$(11,390)	$2,096	$(9,294)	$(22,550)	$319	$(22,231)
Depreciation and amortization	9,222	1,572	10,794	18,631	3,248	21,879
Interest expense	—	5,977	5,977	—	11,392	11,392
Income tax benefit	—	(4,905)	(4,905)	—	(11,697)	(11,697)
Loss/(gain) on disposal of assets	2,697	(528)	2,169	7,468	(532)	6,936
Stock-based compensation	—	413	413	—	619	619
Gain on extinguishment of debt	—	(6,975)	(6,975)	—	(6,975)	(6,975)
Other expense	—	14	14	—	312	312
Adjusted EBITDA	$529	$(2,336)	$(1,807)	$3,549	$(3,314)	$235
___________________________
(1)    Other general and administrative expense relates to legal settlement expense.
A reconciliation from segment level financial information to the consolidated statement of operations is provided in the table below.

	Three months ended June 30, 2017			Six months ended June 30, 2017
($ in thousands)	Pressure Pumping	All Other	Total	Pressure Pumping	All Other	Total
Service revenue	$203,591	$9,901	$213,492	$367,431	$17,992	$385,423
Adjusted EBITDA	$31,362	$(706)	$30,656	$48,283	$(1,399)	$46,884
Depreciation and amortization	$11,596	$1,110	$12,706	$21,591	$2,266	$23,857
Goodwill	$9,425	$—	$9,425	$9,425	$—	$9,425
Capital expenditures	$86,302	$1,047	$87,349	$141,345	$2,466	$143,811
Total assets	$527,648	$34,268	$561,916	$527,648	$34,268	$561,916

	Three months ended June 30, 2016			Six months ended June 30, 2016
	Pressure Pumping	All Other	Total	Pressure Pumping	All Other	Total
Service revenue	$62,167	$5,998	$68,165	$141,712	$14,383	$156,095
Adjusted EBITDA	$529	$(2,336)	$(1,807)	$3,549	$(3,314)	$235
Depreciation and amortization	$9,222	$1,572	$10,794	$18,631	$3,248	$21,879
Goodwill	$9,425	$1,177	$10,602	$9,425	$1,177	$10,602
Capital expenditures	$3,452	$105	$3,557	$9,942	$110	$10,052
Total assets at December 31, 2016	$501,906	$39,516	$541,422	$501,906	$39,516	$541,422

A reconciliation from segment level financial information to the consolidated statement of operations is provided in the table below.

	Pressure Pumping	All Other	Total
Year ended December 31, 2016
Service revenue	$409,014,337	$27,905,933	$436,920,270
Adjusted EBITDA	$15,655,202	$(7,839,014)	$7,816,188
Depreciation and amortization	$37,281,862	$6,259,817	$43,541,679
Property and equipment impairment expense	$—	$6,305,426	$6,305,426
Goodwill impairment expense	$—	$1,177,148	$1,177,148
Capital expenditures	$45,472,835	$535,405	$46,008,240
Goodwill	$9,424,999	$—	$9,424,999
Total assets	$501,905,907	$39,516,391	$541,422,298
Year ended December 31, 2015
Service revenue	$510,198,128	$59,419,630	$569,617,758
Adjusted EBITDA	$62,540,290	$(2,391,032)	$60,149,258
Depreciation and amortization	$38,368,650	$11,765,343	$50,133,993
Property and equipment impairment expense	$7,979,906	$28,629,426	$36,609,332
Capital expenditures	$69,029,321	$2,647,324	$71,676,645
Goodwill	$9,424,999	$1,177,148	$10,602,147
Total assets	$398,449,448	$48,004,886	$446,454,334
Reconciliation of net loss to adjusted EBITDA:

Total
Year ended December 31, 2016
Net loss	$(53,147,396)
Depreciation and amortization	43,541,679
Interest expense	20,386,695
Loss on disposal of assets	22,528,670
Property and equipment impairment expense	6,305,426
Goodwill impairment expense	1,177,148
Gain on extinguishment of debt	(6,974,805)
Stock‑based compensation	1,649,282
Other expense	321,071
Income tax benefit	(27,971,582)
Adjusted EBITDA (see total above)	$7,816,188

Total
Year ended December 31, 2015
Net loss	$(45,852,684)
Depreciation and amortization	50,133,993
Interest expense	21,641,454
Loss on disposal of assets	21,267,985
Property and equipment impairment expense	36,609,332
Stock‑based compensation	1,238,824
Other expense	497,924
Income tax expense	(25,387,570)
Adjusted EBITDA (see total above)	$60,149,258

Major customers
For the years ended December 31, 2016 and 2015, the Company had revenue from four significant customers that accounted for the following percentages of the Company’s total revenue:

	2016	2015
Customer A	18.0%	12.5%
Customer B	12.5%	8.8%
Customer C	8.7%	14.2%
Customer D	7.0%	11.1%